FINANCIAL INSTRUMENTS (Details) - Foreign Currency Risk - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 5,662,674	$ 17,503,558
USD | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	(607,150)	(6,509)
USD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	6,309,829	17,508,482
EUR | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	(1,439)	0
EUR | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	173	164
GBP | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	(39,167)	0
GBP | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 428	$ 1,421